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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21108


                   	  Pioneer Fundamental Growth Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Fundamental Growth Fund
           Schedule of Investments  12/31/2010

Shares                                                                 Value

           COMMON STOCKS - 98.5 %
           Energy - 9.4 %
           Integrated Oil & Gas - 4.3 %
154,450    Exxon Mobil Corp.                                       $ 11,293,384
42,800     Occidental Petroleum Corp.                                4,198,680
                                                                   $ 15,492,064
           Oil & Gas Equipment And Services - 3.2 %
170,800    National-Oilwell Varco, Inc.                            $ 11,486,300
           Oil & Gas Exploration & Production - 1.9 %
182,100    Southwestern Energy Co. *                               $ 6,816,003
           Total Energy                                            $ 33,794,367
           Materials - 5.7 %
           Fertilizers & Agricultural Chemicals - 0.8 %
41,555     Monsanto Co.                                            $ 2,893,890
           Gold - 1.4 %
81,330     Newmont Mining Corp.                                    $ 4,996,102
           Industrial Gases - 3.5 %
130,770    Praxair, Inc. (b)                                       $ 12,484,612
           Total Materials                                         $ 20,374,604
           Capital Goods - 8.3 %
           Aerospace & Defense - 3.5 %
161,255    United Technologies Corp.                               $ 12,693,994
           Industrial Conglomerates - 3.3 %
135,345    3M Co.                                                  $ 11,680,274
           Trading Companies & Distributors - 1.5 %
38,500     W.W. Grainger, Inc. (b)                                 $ 5,317,235
           Total Capital Goods                                     $ 29,691,503
           Transportation - 2.4 %
           Air Freight & Couriers - 2.4 %
120,030    United Parcel Service, Inc.                             $ 8,711,777
           Total Transportation                                    $ 8,711,777
           Media - 1.5 %
           Movies & Entertainment - 1.5 %
139,845    Viacom, Inc. (Class B)                                  $ 5,539,260
           Total Media                                             $ 5,539,260
           Retailing - 3.6 %
           Apparel Retail - 3.6 %
201,170    Ross Stores, Inc. (b)                                   $ 12,724,003
           Total Retailing                                         $ 12,724,003
           Food & Drug Retailing - 3.6 %
           Drug Retail - 3.6 %
371,100    CVS/Caremark Corp.                                      $ 12,903,147
           Total Food & Drug Retailing                             $ 12,903,147
           Food Beverage & Tobacco - 10.1 %
           Brewers - 1.1 %
66,200     Anheuser-Busch InBev NV (b)                             $ 3,779,358
           Soft Drinks - 6.8 %
197,090    Coca-Cola Co.                                           $ 12,962,609
172,900    PepsiCo, Inc.                                             11,295,557
                                                                   $ 24,258,166
           Tobacco - 2.2 %
137,900    Phillip Morris International                            $ 8,071,287
           Total Food Beverage & Tobacco                           $ 36,108,811
           Household & Personal Products - 1.6 %
           Household Products - 1.6 %
88,200     Procter & Gamble Co. *                                  $ 5,673,906
           Total Household & Personal Products                     $ 5,673,906
           Health Care Equipment & Services - 8.4 %
           Health Care Equipment - 6.3 %
211,345    Baxter International, Inc.                              $ 10,698,284
163,700    Covidien Ltd.                                             7,474,542
55,640     Edwards Lifesciences Group *                              4,497,938
                                                                   $ 22,670,764
           Health Care Services - 2.1 %
109,000    DaVita, Inc. *                                          $ 7,574,410
           Total Health Care Equipment & Services                  $ 30,245,174
           Pharmaceuticals & Biotechnology - 9.5 %
           Life Sciences Tools & Services - 3.3 %
212,030    Thermo Fisher Scientific, Inc. *                        $ 11,737,981
           Pharmaceuticals - 6.2 %
108,300    Allergan, Inc.                                          $ 7,436,961
122,400    Hospira, Inc. *                                           6,816,456
152,623    Teva Pharmaceutical Industries Ltd.                       7,956,237
                                                                   $ 22,209,654
           Total Pharmaceuticals & Biotechnology                   $ 33,947,635
           Diversified Financials - 1.3 %
           Specialized Finance - 1.3 %
37,765     Intercontinental Exchange, Inc. *                       $ 4,499,700
           Total Diversified Financials                            $ 4,499,700
           Insurance - 1.4 %
           Property & Casualty Insurance - 1.4 %
245,630    Progressive Corp. *                                     $ 4,880,668
           Total Insurance                                         $ 4,880,668
           Software & Services - 17.3 %
           Data Processing & Outsourced Services - 4.6 %
306,510    Western Union Co. *                                     $ 5,691,891
48,520     MasterCard, Inc.                                          10,873,817
                                                                   $ 16,565,708
           Internet Software & Services - 4.4 %
26,430     Google Inc. *                                           $ 15,698,627
           Systems Software - 8.3 %
615,090    Microsoft Corp.                                         $ 17,173,313
404,020    Oracle Corp.                                              12,645,826
                                                                   $ 29,819,139
           Total Software & Services                               $ 62,083,474
           Technology Hardware & Equipment - 10.3 %
           Communications Equipment - 4.7 %
396,030    Cisco Systems, Inc. *                                   $ 8,011,687
180,610    Qualcomm, Inc.                                            8,938,389
                                                                   $ 16,950,076
           Computer Hardware - 5.6 %
62,115     Apple Inc. *                                            $ 20,035,814
           Total Technology Hardware & Equipment                   $ 36,985,890
           Semiconductors - 4.0 %
           Semiconductor Equipment - 1.1 %
102,800    ASM Lithography Holdings NV                             $ 3,943,922
           Semiconductors - 2.9 %
495,510    Intel Corp.                                             $ 10,420,574
           Total Semiconductors                                    $ 14,364,496
           TOTAL COMMON STOCKS
           (Cost  $260,034,015)                                    $ 352,528,415
           TEMPORARY CASH INVESTMENTS - 4.6 %
           Repurchase Agreement - 1.1 %
3,800,000  Barclays Plc, 0.10%, dated 12/31/10, repurchase price of $3,800,000 plus accrued interest on 1/3/11 collateralized by
           $3,876,001 U.S. Treasury Strip, 1.25%, 4/15/14          $ 3,800,000
           Total Repurchase Agreement
           (Cost  $3,800,000)                                      $ 3,800,000
Principal
Amount ($)                                                             Value
           Securities Lending Collateral  - 3.5 % (c)
           Certificates of Deposit:
356,394    Bank of Nova Scotia, 0.37%, 9/29/11                     $  356,394
249,476    BBVA Group NY, 0.61%, 7/26/11                              249,476
259,968    BNP Paribas Bank NY, 0.1%, 1/3/11                          259,968
178,197    BNP Paribas Bank NY, 0.29%, 2/8/11                         178,197
178,197    BNP Paribas Bank NY, 0.3%, 1/20/11                         178,197
356,394    Canadian Imperial Bank of Commerce NY, 0.29%, 4/27/11      356,394
356,394    DnB NOR Bank ASA NY, 0.25%, 3/7/11                         356,394
178,186    National Australia Bank NY, 0.31%, 10/19/11                178,186
356,394    RoboBank Netherland NV NY, 0.31%, 8/8/11                   356,394
356,394    Royal Bank of Canada NY, 0.44%, 12/2/11                    356,394
178,197    SocGen NY,  0.30%, 2/10/11                                 178,197
356,394    Westpac Banking Corp. NY, 0.44%, 12/6/11                   356,394
                                                                   $ 3,360,585
           Commercial Paper:
213,837    American Honda Finance, 0.30%, 5/4/11                   $  213,837
143,080    American Honda Finance, 1.05%, 6/20/11                     143,080
130,918    Australia & New Zealand Banking Group, 0.89%, 8/4/11       130,918
363,066    Caterpillar Financial Services Corp., 1.05%, 6/24/11       363,066
392,034    CBA, 0.32%, 1/3/11                                         392,034
106,889    CHARFD, 0.26%, 2/8/11                                      106,889
178,154    FAIRPP, 0.27%, 2/2/11                                      178,154
182,969    FAIRPP, 0.27%, 3/7/11                                      182,969
356,424    Federal Home Loan Bank, 0.37%, 6/1/11                      356,424
178,195    GE Corp., 0.34%, 1/26/11                                   178,195
178,258    General Electric Capital Corp., 0.38%, 4/28/11             178,258
35,625     General Electric Capital Corp., 0.38%, 6/6/11              35,625
356,210    OLDLLC, 0.27%, 3/11/11                                     356,210
356,251    SEB, 0.39%, 2/7/11                                         356,251
427,676    SOCNAM, 0.1%, 1/3/11                                       427,676
178,178    SOCNAM, 0.29%, 1/14/11                                     178,178
213,701    STDFIN, 0.6%, 2/8/11                                       213,701
356,315    STRAIT, 0.25%, 2/2/11                                      356,315
178,185    TBLLC, 0.27%, 1/10/11                                      178,185
178,154    TBLLC, 0.27%, 2/2/11                                       178,154
356,394    Toyota Motor Credit Corp., 0.44%, 9/8/11                   356,394
142,512    VARFUN, 0.26%, 2/14/11                                     142,512
217,220    VARFUN, 0.27%, 1/20/11                                     217,220
213,840    Wachovia, 0.40%, 3/22/11                                   213,840
142,650    Wachovia, 0.42%, 10/15/11                                  142,650
                                                                   $ 5,776,735
           Tri-party Repurchase Agreements:
520,336    Deutsche Bank Securities, Inc., 0.22%, 1/3/11           $  520,336
712,789    HSBC Bank USA NA, 0.21%, 1/3/11                            712,789
1,033,543  RBS Securities, Inc., 0.25%, 1/3/11                       1,033,543
                                                                   $ 2,266,668
Shares     Money Market Mutual Funds:
570,231    Dreyfus Preferred Money Market Fund                     $  570,231
570,231    Fidelity Prime Money Market Fund                           570,231
                                                                   $ 1,140,462
           Total Securities Lending Collateral
           (Cost  $12,544,450)                                     $ 12,544,450
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $16,344,450)                                     $ 16,344,450
           TOTAL INVESTMENT IN SECURITIES - 103.0%
           (Cost  $276,378,465) (a)                                $ 368,872,865
           OTHER ASSETS AND LIABILITIES - (3.0)%                   $
(10,887,738)
           TOTAL NET ASSETS - 100.0%                               $ 357,985,127

*          Non-income producing security.

(a) At December 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $277,649,965 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost               $ 97,245,551

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value                 (6,022,651)

           Net unrealized gain                                     $ 91,222,900

(b)        At December 31, 2010, the following securities were out on loan:


Shares     Security                                                    Value
         64Anheuser-Busch InBev NV                                 $
3,682,305
         17Praxair, Inc.
1,708,913
         27Ross Stores, Inc.
1,707,750
         37W.W. Grainger, Inc.
5,179,125
           Total                                                   $ 12,278,093

(c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest
               priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical
              securities
           Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of December 31, 2010, in valuing the Fund's assets:

				Level 1    Level 2   Level 3  Total
Common stocks              $352,528,415     $0        $0   $352,528,418
Temporary cash investments         0       15,203,988  0     15,203,988
Money market mutual funds     1,140,462      0         0      1,140,462
Total                      $353,668,877   $15,203,988 $0   $368,872,865


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fundamental Growth Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2011


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2011



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 1, 2011

* Print the name and title of each signing officer under his or her signature.